Segment Geographical Information And Major Customers	12 Months Ended
Dec. 31, 2022
Segment Geographical Information And Major Customers [Abstract]
SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

NOTE 16 — SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

A.     General information

Since inception date, the operation of the Company is conducted through one operating segment, the optimization technology for video and photo compression, which represents a single reporting unit. This activity also represents the reportable segment of the Group.

B.     Revenues by geographic region are as follows:

	Year ended December 31
	2022	2021	2020
United States	$2,134	$2,597	$2,558
Israel	22	101	61
Rest of the world	707	602	557
	$2,863	$3,300	$3,176

Revenues were attributed to countries based on customer location.

C.     Long-lived assets, net, by geographic areas:

	As of December 31,
	2022	2021
Israel	$12	$13
United States	1	4
Russia	2	4
	$15	$21

Such balance is comprised of property and equipment that are attributed to the geographic area in which they are located or originated, as applicable.

D.     Major customers

During the years ended December 31, 2022, 2021 and 2020, the Company had one customer which accounted for 26%, 23% and 23% of the Company’s total revenues, respectively. In addition, as of December 31, 2022 and 2021, the Company had one customer which accounted for 28% and 44% of the Company’s total trade receivables, respectively.

E.     Major product lines and services and timing of revenue recognition

In the following table, revenue is disaggregated by primary major product lines and services, and timing of revenue recognition for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
Software license:
Perpetual based software license – transferred at a point of time	$1,068	$1,156	$1,043
Term-based software license – transferred at a point of time	1,630	2,032	1,976
Total software license (*)	$2,740	$3,188	$3,019
PCS services transferred over a period of time	123	112	157
Advertising at a point of time upon clicks	42	—	—
	$2,863	$3,300	$3,176

(*)      Revenue recognized from sales-based software license was $48, $45 and $99 during the years ended December 31, 2022, 2021 and 2020, respectively (see also Note 2N).